Share-based Payments (Details 4) (USD $)	0 Months Ended	12 Months Ended
	Jun. 15, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation expenses
Share-based compensation expenses	$ (6,205,709)	$ (12,456,263)	$ (7,596,949)	$ (73,927,902)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses		(721,531)	(292,866)	(297,095)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses		(381,326)	(169,100)	(184,404)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses		(3,275,228)	(897,133)	(729,420)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		$ (8,078,178)	$ (6,237,850)	$ (72,716,983)